Note 13 - Fair Value of Financial Instruments (Detail) (USD $)	Dec. 30, 2012	Dec. 25, 2011
Debt, Long-term and Short-term, Combined Amount	$ 44,600,000	$ 17,300,000
Debt Instrument, Fair Value Disclosure		15,200,000
Related Parties [Member]
Debt Instrument, Fair Value Disclosure		2,600,000
Due to Related Parties		$ 2,500,000